Average Annual Total Returns - Retail - Vanguard Health Care Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	12.62%	8.80%	15.03%	10.40%	6.53%	12.85%	8.75%	6.48%	12.07%	12.67%	8.85%	15.08%	14.87%	9.91%	13.37%	20.79%	15.36%	13.74%